CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) shares in Thousands, $ in Thousands	Issued Capital [Member]	Equity Reserves [Member]	Accumulated Other Comprehensive Loss [Member]	Deficit [Member]	Non-controlling interest [Member]	Total
Balance, beginning of the year (Cost) at Dec. 31, 2020	$ 406,214	$ 21,291	$ (108,438)	$ (71,903)	$ 0	$ 247,164
Balance, beginning of the year (Shares) at Dec. 31, 2020	58,779					58,779
Grant of stock options and restricted share units		1,580				$ 1,580
Share-based payments		1,555				1,555
Exercise of warrants	$ 7,982	(5,344)				$ 2,638
Exercise of warrants (Shares)	5,723					5,723
Exercise of stock options	$ 944	(421)				$ 523
Exercise of stock options (Shares)	156					156
Exercise of restricted share units	$ 842	(842)
Exercise of restricted share units (Shares)	69					69
Expiry of share options		(5)		5
Share repurchase	$ 0
Share repurchase (Shares)	0
Currency translation adjustment			(10,334)			$ (10,334)
Net income (loss) for the year				22,571		22,571
Balance, end of the year (Cost) at Dec. 31, 2021	$ 415,982	17,814	(118,772)	(49,327)	0	$ 265,697
Balance, end of the year (Shares) at Dec. 31, 2021	64,727					64,727
Share-based payments		2,372				$ 2,372
Exercise of warrants	$ 124	(34)				$ 90
Exercise of warrants (Shares)	10					10
Exercise of stock options	$ 320	(133)				$ 187
Exercise of stock options (Shares)	36					36
Exercise of restricted share units	$ 1,308	(1,308)
Exercise of restricted share units (Shares)	106					106
Expiry of warrants		(4,573)		4,573
Share repurchase	$ (6,088)					$ (6,088)
Share repurchase (Shares)	(873)					(873)
Sale of non-controlling interest				(2,022)	9,937	$ 7,915
Currency translation adjustment			6,607			6,607
Net income (loss) for the year				(1,451)	(775)	(2,226)
Balance, end of the year (Cost) at Dec. 31, 2022	$ 411,646	$ 14,138	$ (112,165)	$ (48,227)	$ 9,162	$ 274,554
Balance, end of the year (Shares) at Dec. 31, 2022	64,006					64,006